Annual Total Returns[BarChart] - Artisan Global Opportunities Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.56%)	29.78%	24.30%	2.35%	7.75%	4.73%	31.18%	(9.07%)	35.60%	39.81%